Nature of Operations	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Nature Of Operations

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States, the Caribbean and Latin America. In Puerto Rico, the Corporation provides retail and commercial banking services through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as mortgage banking, investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA focuses efforts and resources on the core community banking business. BPNA operates branches in New York, California, Illinois, New Jersey and Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. The BPNA branches operate under the name of Popular Community Bank. Note 41 to the consolidated financial statements presents information about the Corporation's business segments.

Effective December 31, 2012, Popular Mortgage, which was a wholly-owned subsidiary of BPPR prior to that date, was merged with and into BPPR as part of an internal reorganization. The Corporation's mortgage origination business will continue to be conducted under the brand name Popular Mortgage.

Two major transactions impacted the Corporation's operations during 2010. On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 4 to the consolidated financial statements for detailed information on this business combination.

On September 30, 2010, the Corporation completed the sale of a 51% interest in EVERTEC, including the Corporation's merchant acquiring and processing and technology businesses (the “EVERTEC transaction”), and continues to hold the remaining ownership interest in the business which at December 31, 2012 stands at 48.5%. Refer to Note 30 to the consolidated financial statements for a description of the EVERTEC transaction. EVERTEC provides transaction processing services throughout the Caribbean and Latin America, and continues to service many of the Corporation's subsidiaries' system infrastructures and transactional processing businesses. EVERTEC owns the ATH network connecting the automated teller machines (“ATMs”) of various financial institutions throughout Puerto Rico, the U.S. Virgin Islands and the British Virgin Islands.